                           [AIM LOGO APPEARS HERE]



                                 AIM TAX-FREE
                              INTERMEDIATE FUND



                              SEMIANNUAL REPORT


                              SEPTEMBER 30, 1997

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Tax-Free Intermediate Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed at net asset value without a sales charge. When sales charges are included in performance figures, performance reflects the maximum 1.00% sales charge.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.
o The Fund's annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o The Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
o   Past performance cannot guarantee comparable future results.

               MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS
         ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY;
         ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY,
       ANY BANK OR ANY AFFILIATE; AND ARE SUBJECT TO INVESTMENT RISKS,
            INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

              ----------------------------------------------------
                                  AIM TAX-FREE
                                INTERMEDIATE FUND

                           For shareholders who seek
                             a high level of income
                           exempt from federal taxes.
                               The Fund purchases
                         high-quality municipal bonds
                      maturing in 10 1/2 years or less.
              ----------------------------------------------------

           This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter

Dear Fellow Shareholder:

                   We are pleased to send you this semiannual report for AIM
                   Tax-Free Intermediate Fund. Effective September 25, 1997,
                   the Fund's name was changed from Intermediate Portfolio--AIM
                   Tax-Free Intermediate Shares to AIM Tax-Free Intermediate
[PHOTO OF          Fund so its name would correspond more closely with those of
Charles T.         other AIM funds. Your Fund's investment strategy remains
  Bauer,           unchanged.
Chairman of           As the reporting period ended in September 1997, the
the Board of       market environment continued to be favorable for
  THE FUND         fixed-income investments. The course was not smooth; indeed,
APPEARS HERE]      bond markets fluctuated widely during the six-month
                   reporting period amid concerns that vigorous economic growth might accelerate inflation. Only after subsequent reports indicated that economic growth had moderated and that inflation was still low did bond markets recover.
   On the following pages, your Fund's portfolio management team offers a complete discussion of recent market activity and how the Fund was affected. They also discuss the Fund's portfolio strategy, why they believe the portfolio is well-positioned for attractive current income, and why they are confident that the reasons for investing in the Fund remain as compelling as ever. These discussions are offered to help you better understand the relative performance of your Fund.
   The point we want to emphasize most is that market volatility has become the norm rather than the exception. Those of you who are long-time investors, and those who are new shareholders in The AIM Family of Funds--Registered Trademark--, should recognize that periods of falling prices in both stock and bond markets are inevitable. Indeed, we can learn important lessons about investing in periods of market uncertainty.
   That's why it is a good idea to reassess your financial goals periodically with your financial consultant. Managing your investments in changing markets can be challenging. But your financial consultant knows a few time-tested investment strategies that can help. Diversification, for example, can help you cushion the effects of volatility and reduce your risk exposure in any type of security.
   In our experience, we have observed that the best action to take is to stay focused--not on the market, but on your long-term goals. The market can change from day to day. Those who try to "time" the market, over time, tend to be less successful than those who continue to follow a disciplined investment strategy.
   It's also important to maintain realistic expectations about investing. Short-term volatility in financial markets may tempt some investors to liquidate investments regardless of their personal financial objectives. Remember that time is the best medicine for uncertain markets. The market's performance earlier in the reporting period was driven by concerns about the possibility of rising inflation. Yet, no evidence of significant inflation has materialized.
   We appreciate the trust you have placed in us and we look forward to our continued close association. If you have any questions or comments about this report, we invite you to call Client Services at 800-246-5463. We also invite you to visit AIM's Internet Web site at www.aimfunds.com.


Sincerely,

/s/CHARLES T. BAUER

Charles T. Bauer
Chairman

The Managers' Overview

THE MANAGERS' OVERVIEW: MUNICIPAL BONDS WEATHER STORMY MARKET, PROVIDE SOLID INCOME

--------------------------------------------------------------------------------
A roundtable discussion with the Fund management team for AIM Tax-Free Intermediate Fund for the six months ended September 30, 1997.

Q. IT WAS A TURBULENT SIX MONTHS FOR THE BOND MARKET. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. The period was indeed marked by frequent and often dramatic fluctuations in the bond market. On August 8, 1997, for example, the yield on the benchmark 30-year U.S. Treasury bond rose 14 basis points (a basis point is one one-hundredth of 1%) while on September 16, it dropped 17 basis points--its second-largest, single-day decline in the 1990s. Despite such volatility, however, your Fund continued to provide attractive current income, exempt from federal taxes, while maintaining relative share-price stability.
       As of September 30, 1997, the Fund's 30-day distribution rate at net asset value was 4.65%. Translated into its taxable equivalent, the Fund's 30-day distribution rate at net asset value was 7.70%, assuming the highest marginal federal tax rate of 39.6%. The Fund's 30-day yield, as defined by the SEC, was 3.96%, when calculated at maximum offering price. Its 30-day taxable-equivalent yield was 6.56%, assuming the highest marginal federal tax rate of 39.6%. Six-month total return was 4.66%.
       During the reporting period, net asset value per share remained within a relatively narrow range of $10.69 to $11.01, continuing the Fund's history of relative price stability as illustrated by the accompanying chart.

Q.  WHAT IGNITED THE VOLATILITY IN THE BOND MARKET?

A. Investors were concerned that a rapidly growing economy would prompt the Federal Reserve Board (the Fed) to tighten monetary policy to keep inflation in check and that perpetuated market volatility. However, inflation remained modest despite strong economic growth. For the 12-month period ended September 30, 1997, consumer prices rose just 2.2%, compared to a 3.3% increase for all of 1997. That caused the Fed to leave interest rates unchanged during the reporting period.

Q. WHAT WAS THE IMPACT OF THE LOW-INFLATION ENVIRONMENT ON FIXED-INCOME SECURITIES?

A. Generally, it was positive. After a selloff in the first half of April, the bond market staged a strong rally that persisted through the end of July. The rally was interrupted in August when inflation concerns resurfaced, sending bond prices lower and yields higher. But the market recouped most of its late-summer losses in September amid mounting evidence that inflation was not a serious threat. The rally in the bond market was reflected in the yield on the five-year U.S. Treasury note, which fell from 6.75% at the beginning of the six-month reporting period to 5.99% at its close.

Q.  HOW DID MUNICIPAL SECURITIES PERFORM DURING THE REPORTING PERIOD?

A. The municipal bond market tended to reflect trends in the U.S. Treasury security market. However, price and yield swings were less pronounced in the municipal

PORTFOLIO COMPOSITION

As of 9/30/97, based on total assets

================================================================================

     General
     Obligation
     Bonds
     35%

     Revenue
     Bonds
     65%

Number of Holdings                 188
Average Maturity                   5.7 Years
Duration                           4.2 Years
================================================================================

TOP FIVE BOND HOLDINGS

As of 9/30/97, based on total net assets

================================================================================
                                    COUPON     MATURITY          %
--------------------------------------------------------------------------------
1. New York (City of)               5.25%      07/01/03         3.00
   Municipal Assistance Corp.
2. Hawaii (State of)                6.00%      03/01/07         2.89
3. Louisiana (State of)             6.00%      04/15/07         2.88
4. New York (City of)               5.60%      11/01/05         2.74
5. Nassau (County of)               5.15%      03/01/07         2.70

Please keep in mind the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
================================================================================

                                                          The Manager's Overview

    bond market than in the U.S. Treasury security market. Consequently, municipal bonds tended to be more stable in value in the volatile market environment.
       A continuing lack of new issues also enhanced the relative price stability of municipal bonds. One of the factors contributing to the new issue shortage has been the healthy economy, which has bolstered the tax receipts of state and local governments and made it less necessary for these entities to issue new municipal bonds.

Q.  HOW DID YOU TAKE ADVANTAGE OF MARKET TRENDS?

A. We maintained our emphasis on revenue bonds, whose creditworthiness tends to be less sensitive to the political environment than general obligation bonds. Revenue bonds are paid off with funds generated by various projects while general obligation bonds are paid off with tax dollars. State and local governments are finding it increasingly difficult to raise taxes to support the issuance of general obligation bonds because of taxpayer opposition.
       As of September 30, 1997, the Fund was 65% invested in revenue bonds and 35% invested in general obligation bonds. The portfolio had a weighted average maturity of 5.7 years and a duration of 4.2 years. Funds with shorter duration and weighted average maturity tend to be less sensitive to market fluctuations.

Q.  DID YOU CONTINUE TO EMPHASIZE HIGHER-QUALITY MUNICIPAL BONDS IN THE
    PORTFOLIO?

A. Yes, we continued our focus on higher-rated issues with good liquidity. During the reporting period, we observed that the yield differentials between higher- and lower-quality bonds were unusually narrow. Consequently, there was little advantage in assuming greater risk by holding lower-rated bonds when their yields were not substantially greater than higher-rated issues.
       As of September 30, 1997, the Fund had an average portfolio quality rating of AA+/Aa+ as measured by Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc., two widely known credit rating agencies. S&P and Moody's ratings are historical and are based on analysis of the credit quality of the individual municipal securities in the Fund's portfolio.
       Approximately 69% of the portfolio's holdings were securities rated AAA, and 100% of the portfolio securities were rated A or better. Credit-enhanced securities--those backed by insurance or escrowed with U.S. Treasury securities--comprised about 59% of the portfolio.

MORNINGSTAR RATINGS

As of 9/30/97

================================================================================
                                         FUNDS IN TAX-EXEMPT
         PERIOD        RATING           FIXED INCOME CATEGORY
--------------------------------------------------------------------------------
         Overall        *****                     N/A
        10 Years        *****                     326
         5 Years        *****                     668
         3 Years        *****                    1,374
================================================================================

Morningstar proprietary ratings reflect risk-adjusted performance through 9/30/97. The ratings are subject to change every month. Ratings are calculated from the fund's three-, five-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. If the fund scores in the top 10% of its category it receives 5 stars; if it falls in the next 22.5% it receives 4 stars; a place in the middle 35% earns it 3 stars; those in the next 22.5% receive 2 stars; and the bottom 10% get 1 star.

CALCULATING YOUR TAXABLE-EQUIVALENT DISTRIBUTION RATE AND YIELD

In this report, we discuss your Fund's taxable-equivalent distribution rate and yield. These figures represent the annualized distribution rate and yield a taxable bond fund would have to provide to equal the distribution rate and yield of your tax-exempt Fund.
   It's easy to calculate the taxable-equivalent yield and distribution rate of a municipal bond fund. Simply divide the fund's tax-free distribution rate and/or yield by 1 minus your federal income tax bracket (15%, 28%, 31%, 36%, or 39.6%). If you are in the 28% federal income tax bracket and the tax-free distribution rate of your Fund is 5.0%, you would use the following formula to determine your taxable-equivalent distribution rate.
================================================================================
                          5.0% divided by (1 - 0.28) =

                          5.0% divided by (0.72) =

                          6.9% Taxable-Equivalent
                               Distribution Rate
================================================================================
  In this example, a tax-exempt bond fund with a 5.0% distribution rate would be equal to a taxable bond fund with a 6.9% distribution rate if you are in the 28% federal income tax bracket.

The Managers' Overview

A HISTORY OF NET ASSET VALUE STABILITY

From 5/11/87 -- 9/30/97

===============================================================================
5/11/87      10.00      12/30/90      10.01      9/30/94      10.56
6/30/87      9.93       3/31/91       10.07      12/30/94     10.38
9/30/87      9.59       6/30/91       10.07      3/31/95      10.67
12/30/87     9.79       9/30/91       10.2       6/30/95      10.76
3/31/88      9.89       12/30/91      10.33      9/30/95      10.84
6/30/88      9.82       3/31/92       10.27      12/30/95     10.92
9/30/88      9.86       6/30/92       10.43      3/31/96      10.79
12/30/88     9.81       9/30/92       10.55      6/30/96      10.72
3/31/89      9.69       12/30/92      10.58      9/30/96      10.74
6/30/89      9.94       3/31/93       10.74      12/30/96     10.80
9/30/89      9.77       6/30/93       10.87      3/31/97      10.73
12/30/89     9.99       9/30/93       11.03      6/30/97      10.86
3/31/90      9.89       12/30/93      11.02      9/30/97      10.97
6/30/90      9.93       3/31/94       10.62
9/30/90      9.88       6/30/94       10.61
===============================================================================

Source: Towers Data Systems. There is no guarantee the Fund will maintain a constant net asset value. Investment return will vary so that you may have a gain or a loss when you sell shares. Past performance cannot guarantee comparable future results.

Q.   ISN'T THE FUND ALSO MANAGED FOR TAX EFFICIENCY?

A. Yes, we make every effort to avoid transactions that would result in capital gains that are not offset by capital losses. For more than three years, the Fund has paid no taxable capital gains distributions or ordinary income distributions.

Q. WHAT IMPACT DO YOU EXPECT THE TAXPAYERS' RELIEF ACT OF 1997 TO HAVE ON THE MUNICIPAL BOND MARKET?

A. We don't expect the Taxpayers' Relief Act to diminish the popularity of municipal bonds as an attractive tax-free investment. While the act creates the new Roth Individual Retirement Account, which will also pay tax-free distributions, only individuals earning less than $110,000 annually in adjusted gross income will be eligible to invest in Roth IRAs. For couples, the phase-out occurs when annual adjusted gross income is between $150,000 and $160,000. Moreover, the yearly contribution an individual investor will be able to make to a Roth IRA will be limited to $2,000.
        The act may lead to a slight increase in municipal bond supply as it removes the limits on the amount of tax-exempt bonds private colleges and other non-hospital 501(c)(3) organizations can issue.

Q.   DO YOU EXPECT THE TAX CODE TO BE SIMPLIFIED?

A. Simplification of the tax code is likely to be a key issue in the 1998 election campaign with much of the attention focusing on two far-reaching proposals: a flat tax and a national sales tax. We believe the prospects that either of these plans will be adopted are fairly remote for a number of reasons. For one, both plans would eliminate most tax writeoffs--a move that would likely generate strong opposition.
        If there is a more modest simplification of the tax code, we don't expect municipal bonds to lose their tax-exempt status. If municipal bonds were subject to federal taxes like other fixed-income securities, their interest rates would have to be higher than their current levels to attract potential buyers. That would mean that state and local governments might have to raise taxes to support bond issues. We don't believe Washington would put state and local governments in such a predicament at a time when more and more spending responsibilities are being shifted to the state and local levels.

Q.   WHAT IS YOUR MARKET OUTLOOK?

A. As 1997 draws to a close, economic growth appears to be moderating and inflation remains low. If these conditions persist, it should prove beneficial for municipal bonds and other investments.
        In October, shortly after the reporting period ended, Fed Chairman
     Alan Greenspan raised the specter of an interest-rate hike by suggesting in congressional testimony that economic growth had been on an "unsustainable track" and that financial markets reflected an "optimistic outlook." Later in the month, world financial markets were jolted by currency devaluations in Southeast Asia and a dramatic decline in equity markets both here and abroad. The consensus of market watchers was that this market turmoil probably had significantly reduced any potential near-term rate hike, as the Fed would probably not take any action that could destabilize the markets further.
          Regardless of market and interest-rate trends, we will continue to manage your Fund to provide attractive current income, exempt from federal taxes, while maintaining relative stability of net asset value.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS
As of 9/30/97
--------------------------------------------------------------------------------
Including sales charges

10 Years                               6.85%
 5 Years                               5.39%
 1 Year                                5.97%*
*7.05% excluding sales charges
================================================================================

                        --------------------------------
                               We don't expect the
                            Taxpayers' Relief Act to
                           diminish the popularity of
                        municipal bonds as an attractive
                              tax-free investment.
                        --------------------------------

SCHEDULE OF INVESTMENTS

September 30, 1997
(Unaudited)

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
ALABAMA-0.22%
Alabama State Municipal
  Electric Authority;
  Power Supply Series A RB
  6.30%, 09/01/01(b)         AAA     Aaa    $  400   $    430,136
-----------------------------------------------------------------
ALASKA-2.51%
Alaska Housing Finance
  Corp.; General Mortgage
  Series A RB
  3.70%, 06/01/26(c)(d)      A1+   VMIG1     2,750      2,750,000
-----------------------------------------------------------------
Anchorage (City of);
  School Series 1994 GO
  5.50%, 07/01/06(b)         AAA     Aaa     1,950      2,073,591
-----------------------------------------------------------------
                                                        4,823,591
-----------------------------------------------------------------
ARIZONA-4.37%
Arizona (State of);
  Educational Loan
  Marketing Corp. Series A
  Refunding RB
  6.55%, 03/01/99             --       A     1,000      1,030,430
-----------------------------------------------------------------
Cochise (County of);
  Series 1990 Certificates
  of Participation
  4.15%, 08/01/98(b)         AAA     Aaa       180        180,601
-----------------------------------------------------------------
Maricopa County Gilbert
  Unified School District
  #41 (Project of 1988);
  School Improvement
  Series 1992 E GO
  6.20%, 07/01/02(e)         AAA     Aaa     1,250      1,359,225
-----------------------------------------------------------------
Maricopa County School
  District #90 (Ruth
  Fisher Elementary);
  Series 1997 GO
  4.70%, 07/01/99             --      A2     1,300      1,306,825
-----------------------------------------------------------------
Maricopa County Unified
  School District #95
  (Queen Creek Project of
  1995); Series 1997 B GO
  4.50%, 07/01/99(b)          --     Aaa       200        201,858
-----------------------------------------------------------------
  4.50%, 07/01/01(b)          --     Aaa       300        303,693
-----------------------------------------------------------------
Mesa Industrial
  Development Authority
  (Western Health
  Network-Mesa Lutheran
  Project); Health Care
  Facilities Refunding
  Series 1988 B1 RB
  7.50%, 01/01/04(b)         AAA     Aaa       700        739,186
-----------------------------------------------------------------
Mohave County Unified
  School District #1; Lake
  Havasu Series A GO
  5.40%, 07/01/06(b)         AAA     Aaa       200        210,368
-----------------------------------------------------------------
Navajo County Unified
  School District #10;
  Series 1997 A GO
  4.25%, 07/01/98(b)          --     Aaa       400        401,228
-----------------------------------------------------------------
Navajo County Unified
  School District; Series
  1997 A GO
  5.00%, 07/01/07(b)         AAA     Aaa       450        462,906
-----------------------------------------------------------------
Phoenix (City of); Senior
  Lien Street and Highway
  User Refunding Series
  1992 RB
  6.20%, 07/01/02             AA      A1     1,000      1,087,380
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
ARIZONA-(CONTINUED)
Yuma Industrial
  Development Authority
  (Yuma Regional Medical
  Center Project); Health
  Care Facilities Series
  1997 Refunding RB
  5.70%, 08/01/06(b)         AAA     Aaa    $1,000   $  1,079,750
-----------------------------------------------------------------
                                                        8,363,450
-----------------------------------------------------------------
ARKANSAS-2.97%
Arkansas State Development
  Financial Authority;
  Correction Facility
  Series 1996 RB
  6.25%, 10/01/06(b)         AAA     Aaa     1,800      2,036,574
-----------------------------------------------------------------
Little Rock (City of)
  (Baptist Medical
  Center); Health Facility
  Hospital RB
  6.70%, 11/01/04()(b)       AAA     Aaa     1,400      1,557,962
-----------------------------------------------------------------
North Little Rock (City
  of); Electric System
  Refunding Series 1992 A
  RB
  6.00%, 07/01/01()(b)       AAA     Aaa       500        533,340
-----------------------------------------------------------------
Sebastian (County of)
  Arkansas Community Jr.
  College District;
  Refunding & Improvement
  Series 1997 GO
  5.10%, 04/01/06()(b)        --     Aaa       500        518,125
-----------------------------------------------------------------
  5.20%, 04/01/07()(b)        --     Aaa     1,000      1,043,380
-----------------------------------------------------------------
                                                        5,689,381
-----------------------------------------------------------------
CALIFORNIA-1.65%
Folsom (City of) (School
  Facilities Project);
  Series 1994 B GO
  6.00%, 08/01/02()(b)       AAA     Aaa       500        538,925
-----------------------------------------------------------------
Inglewood (City of)
  (Daniel Freeman Hospital
  Inc.); Insured Hospital
  Series 1991 RB
  6.50%, 05/01/01              A      --       400        428,056
-----------------------------------------------------------------
Oakland (City of); Housing
  Finance Issue D-1 RB
  6.70%, 01/01/98             A+      --       160        161,034
-----------------------------------------------------------------
Orange (County of);
  Refunding Recovery
  Series A RB
  5.50%, 06/01/06(b)         AAA     Aaa     1,000      1,071,000
-----------------------------------------------------------------
Parking Authority of the
  City and County of San
  Francisco; Parking Meter
  Series 1994 RB
  6.75%, 06/01/05(b)         AAA     Aaa       500        573,925
-----------------------------------------------------------------
State Public Works Board
  of the State of
  California (Department
  of Corrections) (State
  Prison- Madera County);
  Lease Series 1990 A RB
  7.00%, 09/01/00              A       A       100        107,990
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
CALIFORNIA-(CONTINUED)
West End Water
  Development, Treatment,
  and Conservation Joint
  Powers Authority; 1990
  Water Facilities
  Certificate of
  Participation
  7.00%, 10/01/00           BBB+       A    $  250   $    266,893
-----------------------------------------------------------------
                                                        3,147,823
-----------------------------------------------------------------
COLORADO-0.04%
Colorado Student
  Obligation Bond
  Authority; Student Loan
  Series 1985 B RB
  6.125%, 12/01/98            --       A        80         81,549
-----------------------------------------------------------------
CONNECTICUT-2.09%
Berlin (City of); Series
  1997 GO
  5.75%, 06/15/99            AAA     Aaa       450        462,636
-----------------------------------------------------------------
  5.00%, 06/15/00            AAA     Aaa       350        357,322
-----------------------------------------------------------------
Connecticut (State of)
  Special Tax Obligation;
  Second Lien
  Transportation and
  Infrastructure Purpose
  S-1 RB
  3.60%, 12/01/10(c)(d)      A1+   VMIG1       920        920,000
-----------------------------------------------------------------
New Haven (City of);
  Series 1997 GO
  6.00%, 02/15/06(b)         AAA     Aaa     2,050      2,248,809
-----------------------------------------------------------------
                                                        3,988,767
-----------------------------------------------------------------
DELAWARE-0.42%
Delaware Transportation
  Authority; Senior Lien
  Transportation System
  Series 1991 RB
  6.00%, 07/01/01(e)(f)      AAA     Aaa       750        797,070
-----------------------------------------------------------------
DISTRICT OF COLUMBIA-6.13%
District of Columbia;
  Refunding Series B GO
  6.75%, 06/01/99(b)         AAA     Aaa       750        772,875
-----------------------------------------------------------------
  6.125%, 06/01/03(b)        AAA     Aaa     3,020      3,236,141
-----------------------------------------------------------------
  5.50%, 06/01/07(b)         AAA     Aaa     3,000      3,155,850
-----------------------------------------------------------------
District of Columbia
  (American Association
  Advancement Science);
  Series 1997 RB
  5.00%, 01/01/05()(b)       AAA     Aaa       800        815,024
-----------------------------------------------------------------
  5.50%, 01/01/06(b)         AAA     Aaa     1,235      1,298,331
-----------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare
  Group); Series 1996 A RB
  6.00%, 08/15/06(b)         AAA     Aaa     1,550      1,685,253
-----------------------------------------------------------------
  6.00%, 08/15/07(b)         AAA     Aaa       500        532,459
-----------------------------------------------------------------
District of Columbia (The
  Howard University
  Issue); University
  Series 1990 A RB
  6.90%, 10/01/00             A+      A3       200        214,406
-----------------------------------------------------------------
                                                       11,710,339
-----------------------------------------------------------------
FLORIDA-1.79%
Dade (County of); Water
  and Sewer RB
  5.00%, 10/01/99(b)         AAA     Aaa       225        229,703
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
FLORIDA-(CONTINUED)
Palm Beach County Solid
  Waste Authority;
  Refunding Series 1997 A
  RB
  5.50%, 10/01/06(b)         AAA     Aaa    $3,000   $  3,183,420
-----------------------------------------------------------------
                                                        3,413,123
-----------------------------------------------------------------
GEORGIA-4.06%
Albany (City of); Sewer
  System Series 1992 RB
  6.30%, 07/01/02(e)         AAA     Aaa       500        543,135
-----------------------------------------------------------------
Dekalb Private Hospital
  Authority (Egleston
  Children's Hospital at
  Emory University, Inc.
  Project); Series 1994 A
  RB
  3.65%, 03/01/24(c)(d)      A1+   VMIG1       460        460,000
-----------------------------------------------------------------
Emanuel County School
  District (Georgia State
  Aid Intercept Program);
  Series 1997 GO
  4.15%, 08/01/99            AA-      --     1,170      1,169,942
-----------------------------------------------------------------
Fulton (County of); Water
  and Sewer Refunding
  Series 1992 RB
  5.75%, 01/01/02(b)         AAA     Aaa       715        755,626
-----------------------------------------------------------------
Georgia (State of); Series
  1988 D GO
  7.10%, 06/01/99            AAA     Aaa     2,000      2,083,300
-----------------------------------------------------------------
Georgia State Municipal
  Electric Authority;
  Series V RB
  6.00%, 01/01/01(b)         AAA     Aaa     1,000      1,053,360
-----------------------------------------------------------------
Marietta County School
  District; Refunding
  Series 1993 GO
  5.50%, 01/01/07            AA-       A     1,110      1,156,875
-----------------------------------------------------------------
Metropolitan Atlanta Rapid
  Transit Authority; Sales
  Tax Refunding Series M
  RB
  6.15%, 07/01/02            AA-      A1       500        541,505
-----------------------------------------------------------------
                                                        7,763,743
-----------------------------------------------------------------
HAWAII-2.89%
Hawaii (State of);
  Refunding Series 1997 GO
  6.00%, 03/01/07(b)         AAA     Aaa     5,000      5,513,500
-----------------------------------------------------------------
ILLINOIS-5.21%
Chicago (City of); Series
  1997 GO
  6.00%, 01/01/06(b)         AAA     Aaa       500        547,175
-----------------------------------------------------------------
Chicago (City of) (Central
  Public Library Project);
  Adjustable Rate Series
  1988 C GO
  6.10%, 01/01/99(b)         AAA     Aaa       500        511,300
-----------------------------------------------------------------
Chicago Park District;
  Capital Improvement
  Series 1991 GO
  5.80%, 01/01/98(e)         AA-      A1       750        753,435
-----------------------------------------------------------------
Chicago (City of) Metro
  Water Reclamation
  District; Refunding
  Series 1997 GO
  4.15%, 12/01/99             AA     Aa2     1,000      1,003,230
-----------------------------------------------------------------
Hoffman Estates Illinois
  Multifamily Housing
  (Park Place Apartments
  Project); Refunding
  Series 1996 RB
  5.75%, 06/01/21(f)         AAA     Aaa     1,250      1,314,650
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)
Illinois Development
  Financial Authority;
  Series 1997 IDR
  4.80%, 08/01/07(f)         A1+     NRR    $1,000   $  1,000,400
-----------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Augustana College);
  Series 1997 RB
  4.80%, 10/01/99(b)         AAA     NRR       375        379,331
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Edward
  Obligated Group); Series
  1997 A RB
  4.90%, 02/15/08(b)         AAA     Aaa       835        845,788
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Highland Park
  Hospital); Series 1991 A
  RB
  4.80%, 10/01/99(b)         AAA     Aaa       500        506,250
-----------------------------------------------------------------
  5.50%, 10/01/06(b)         AAA     Aaa       500        529,375
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Mercy
  Hospital and Medical
  Center); Refunding
  Series 1992 RB
  6.20%, 01/01/00             A-    Baa1       250        257,018
-----------------------------------------------------------------
Illinois Regional Transit
  Authority; Series B RB
  6.30%, 06/01/04(e)(f)      AAA     Aaa     1,000      1,122,330
-----------------------------------------------------------------
Joliet (City of);
  Waterworks and Sewer
  Series 1991 RB
  6.95%, 01/01/01(b)         AAA     Aaa       250        269,918
-----------------------------------------------------------------
Kane (County of) Public
  Building Commission;
  Unlimited Tax Public
  Building Series B GO
  6.20%, 12/01/01             --      Aa       700        729,169
-----------------------------------------------------------------
Kane County School
  District #131 (Aurora
  East Side Project);
  Series 1998 A GO
  7.10%, 12/01/98(e)(f)      AAA     Aaa       175        181,183
-----------------------------------------------------------------
                                                        9,950,552
-----------------------------------------------------------------
INDIANA-0.99%
Frankfort Middle School
  Building Corp.;
  Refunding Series 1996 RB
  5.20%, 01/10/07(b)         AAA     Aaa       295        305,060
-----------------------------------------------------------------
Indiana Transportation
  Finance Authority;
  Airport Facilities Lease
  Series A RB
  6.00%, 11/01/01              A      A2       500        530,115
-----------------------------------------------------------------
Indiana Transportation
  Finance Authority;
  Highway Series A RB
  5.50%, 06/01/07(b)         AAA     Aaa     1,000      1,066,280
-----------------------------------------------------------------
                                                        1,901,455
-----------------------------------------------------------------
IOWA-0.27%
Iowa Student Loan
  Liquidity Corp.; Student
  Loan Series 1992 A RB
  6.25%, 03/01/00             --     Aa1       500        519,175
-----------------------------------------------------------------
KENTUCKY-0.35%
Kentucky State Turnpike
  Authority (Economic
  Development Road
  Revitalization Project);
  RB
  7.125%, 05/15/00(e)(f)     AAA     Aaa       260        283,020
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
KENTUCKY-(CONTINUED)
Western Kentucky
  University (Consolidated
  Educational Buildings);
  Refunding Series M RB
  4.70%, 05/01/99(b)         AAA     Aaa    $  390   $    394,895
-----------------------------------------------------------------
                                                          677,915
-----------------------------------------------------------------
LOUISIANA-5.56%
Jefferson Parish School
  Board; Sales and Use Tax
  RB
  6.00%, 02/01/04(b)         AAA     Aaa     1,720      1,851,752
-----------------------------------------------------------------
Louisiana (State of);
  Series A GO
  6.00%, 04/15/07(b)         AAA     Aaa     5,000      5,510,900
-----------------------------------------------------------------
Louisiana Offshore
  Terminal Authority
  (Loop, Inc.);
  Deepwater Port Refunding
  Series 1992 RB
  6.00%, 09/01/01              A    Baa1     1,000      1,053,930
-----------------------------------------------------------------
  6.20%, 09/01/03              A    Baa1     1,000      1,077,650
-----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Tulane University of
  Louisiana); Series 1987
  C RB
  7.30%, 08/15/99             A+      A1       270        278,330
-----------------------------------------------------------------
Ouachita (Parish of)
  Hospital Service
  District #1 (Glenwood
  Regional Medical
  Center); Hospital
  Refunding Series 1996 RB
  5.00%, 05/15/99              A      --       850        859,554
-----------------------------------------------------------------
                                                       10,632,116
-----------------------------------------------------------------
MASSACHUSETTS-0.22%
New England Education Loan
  Marketing Corp.; Student
  Loan Refunding Senior
  Issue 1992 D RB
  6.20%, 09/01/00             --     Aaa       400        420,344
-----------------------------------------------------------------
MICHIGAN-3.10%
Dearborn (City of)
  Economic Development
  Corp. (Oakwood Obligated
  Group); Hospital Series
  1991 A RB
  6.95%, 08/15/21(e)(f)      AAA     Aaa     1,000      1,115,310
-----------------------------------------------------------------
Detroit (City of) School
  District; GO
  5.60%, 05/01/01             AA     Aa2       765        795,309
-----------------------------------------------------------------
Michigan State Building
  Authority; Refunding
  Series I RB
  6.40%, 10/01/04            AA-      A1     2,000      2,173,300
-----------------------------------------------------------------
Michigan State Strategic
  Fund; Refunding Series
  1988 PCR
  3.60%, 04/15/18(c)          --     Aaa     1,634      1,634,000
-----------------------------------------------------------------
North Muskegon School
  District; GO
  7.00%, 05/01/98(b)         AAA     Aaa       200        203,602
-----------------------------------------------------------------
                                                        5,921,521
-----------------------------------------------------------------
MINNESOTA-1.46%
Minnesota (State of)
  Housing Financial Agency
  (Single Family Meeting
  Group); Hospital Series
  1997 G RB
  4.15%, 12/01/98(f)         A1+      --     2,000      2,006,200
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
MINNESOTA-(CONTINUED)
Southern Minnesota
  Municipal Power Agency;
  Power Supply System
  Series A RB
  5.60%, 01/01/04             A+      A2    $  745   $    780,447
-----------------------------------------------------------------
                                                        2,786,647
-----------------------------------------------------------------
MISSOURI-1.01%
Camden County Public
  Facility Authority (Law
  Enforcement Center
  Project); Series 1997 RB
  4.00%, 10/01/98(b)         AAA     Aaa     1,000      1,001,440
-----------------------------------------------------------------
Fort Osage Reorganization
  School District #1
  (Missouri School
  District Direct Deposit
  Program); Series 1997 GO
  4.95%, 03/01/06             AA     Aa2       405        414,493
-----------------------------------------------------------------
State Environmental
  Improvement and Energy
  Resource Authority (City
  of Branson Project)
  (State Revolving Fund
  Program); Water Series
  1995 A PCR
  5.00%, 07/01/99(b)         AAA     Aaa       500        508,395
-----------------------------------------------------------------
                                                        1,924,328
-----------------------------------------------------------------
MONTANA-0.23%
Montana Higher Education
  Assistance Corp.;
  Student Loan Series 1992
  A RB
  6.60%, 12/01/00             --       A       420        446,321
-----------------------------------------------------------------
NEVADA-0.26%
Clark County Improvement
  District No. 65 (Lamb
  Boulevard III); Series
  1992 GO
  6.20%, 12/01/02            AA-      A1       120        123,924
-----------------------------------------------------------------
Nevada (State of) (Nevada
  Municipal Bond Bank
  Project Nos. 38-39);
  Limited Tax Series 1992
  A GO
  6.00%, 07/01/01(e)          AA      --       350        370,720
-----------------------------------------------------------------
                                                          494,644
-----------------------------------------------------------------
NEW JERSEY-1.49%
Gloucester County
  Utilities Authority;
  Sewer Refunding Series
  1991 RB
  6.10%, 01/01/00            AA-      A1       225        235,868
-----------------------------------------------------------------
Jersey City (City of)
  (Qualified School Bond);
  GO
  6.40%, 02/15/00             AA      A3     1,000      1,051,540
-----------------------------------------------------------------
New Jersey Transportation
  Trust Fund Authority;
  Transportation System
  Series 1992 A RB
  5.90%, 06/15/99(e)         NRR     Aaa     1,000      1,031,190
-----------------------------------------------------------------
Trenton (City of); Fiscal
  Year Adjustment GO
  6.10%, 08/15/02(b)         AAA     Aaa       500        537,065
-----------------------------------------------------------------
                                                        2,855,663
-----------------------------------------------------------------
NEW MEXICO-1.10%
Albuquerque (City of);
  Joint Water and Sewer
  Series 1990 A RB
  6.00%, 07/01/00(e)(f)      AAA      --     1,000      1,048,240
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
NEW MEXICO-(CONTINUED)
San Juan (County of)
  (Gross Tax Receipts
  Project); Refunding
  Series 1997 A RB
  4.10%, 03/15/99(b)         AAA     Aaa    $  520   $    520,785
-----------------------------------------------------------------
Santa Fe (City of); Series
  1994 A RB
  5.50%, 06/01/03(e)         AAA     Aaa       500        528,030
-----------------------------------------------------------------
                                                        2,097,055
-----------------------------------------------------------------
NEW YORK-12.60%
Nassau (County of); GO
  5.15%, 03/01/07(b)         AAA     Aaa     5,000      5,169,300
-----------------------------------------------------------------
New York (City of);
  Refunding Series D GO
  5.60%, 11/01/05           BBB+    Baa1     5,000      5,241,100
-----------------------------------------------------------------
New York (City of); Series
  G GO
  5.90%, 02/01/05           BBB+    Baa1     1,150      1,222,174
-----------------------------------------------------------------
New York (City of)
  Municipal Assistance
  Corp.; Series I RB
  5.25%, 07/01/03            AA-     Aa2     5,500      5,731,770
-----------------------------------------------------------------
New York (State of)
  Dormitory Authority;
  Mental Health Facilities
  Series A RB
  6.00%, 02/15/05             A-    Baa1     1,000      1,069,170
-----------------------------------------------------------------
  6.00%, 08/15/07             A-    Baa1     1,775      1,917,533
-----------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Pace University Issue);
  Series 1997 RB
  6.00%, 07/01/07            AAA     Aaa     1,275      1,402,232
-----------------------------------------------------------------
New York (State of)
  Medical Care Facilities
  Financing Agency;
  Hospital & Nursing Home
  Series 1995 A RB
  5.60%, 02/15/05(b)         AAA      --     1,535      1,620,085
-----------------------------------------------------------------
United Nations Development
  Corp.; Refunding Senior
  Lien Series 1997 B RB
  4.20%, 07/01/99             --      A2       700        700,322
-----------------------------------------------------------------
                                                       24,073,686
-----------------------------------------------------------------
NORTH DAKOTA-0.37%
Grand Forks Health Care
  System (Altru Health
  System Obligated Group);
  Series 1997 RB
  4.55%, 08/15/00            AAA     Aaa       705        712,706
-----------------------------------------------------------------
OHIO-4.65%
Franklin (County of); 1991
  Issue GO
  6.30%, 12/01/01(e)(f)      NRR      --     1,500      1,646,055
-----------------------------------------------------------------
Greene (County of); Water
  System Series A RB
  5.45%, 12/01/06(b)         AAA     Aaa       585        624,950
-----------------------------------------------------------------
Hilliard City School
  District; School
  Improvement Refunding
  Series 1992 GO
  6.05%, 12/01/00(b)         AAA     Aaa       500        529,205
-----------------------------------------------------------------
  6.15%, 12/01/01(b)         AAA     Aaa       250        268,813
-----------------------------------------------------------------
Lucas County (St.
  Vincent's Medical
  Center); Hospital Series
  A RB
  6.75%, 08/15/00(b)(f)      AAA     Aaa     2,000      2,159,320
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
OHIO-(CONTINUED)
Miami County (Upper Valley
  Medical Center);
  Refunding Hospital
  Facility Series 1996 B
  RB
  5.00%, 05/15/98(b)         AAA     Aaa    $  585   $    589,604
-----------------------------------------------------------------
Ohio (State of)
  (Elementary & Secondary
  Education Facilities);
  Series 1997 RB
  5.10%, 12/01/05            AA-     Aa3     1,500      1,553,550
-----------------------------------------------------------------
Ohio State Public
  Facilities Commission;
  Mental Health Series A
  RB
  7.00%, 12/01/97            AA-     Aa3     1,500      1,507,785
-----------------------------------------------------------------
                                                        8,879,282
-----------------------------------------------------------------
OKLAHOMA-4.19%
Norman (City of) Hospital
  Authority; Refunding
  Series A RB
  5.20%, 09/01/06(b)         AAA     Aaa       310        324,843
-----------------------------------------------------------------
  5.30%, 09/01/07(b)         AAA     Aaa     1,090      1,151,018
-----------------------------------------------------------------
Oklahoma Housing Finance
  Agency; Single Family
  Mortgage Series A RB
  6.55%, 03/01/00(b)         AAA     Aaa       130        135,716
-----------------------------------------------------------------
Oklahoma State Turnpike
  Authority; RB
  7.875%, 01/01/99(e)(f)     AAA      --     4,780      5,097,440
-----------------------------------------------------------------
Southern Oklahoma Memorial
  Hospital Authority;
  Hospital Series 1993 A
  RB
  5.60%, 02/01/00(e)           A       A     1,250      1,290,575
-----------------------------------------------------------------
                                                        7,999,592
-----------------------------------------------------------------
OREGON-0.86%
Portland (City of); Sewer
  System Series 1994 A RB
  5.45%, 06/01/03             A+      A1     1,065      1,119,336
-----------------------------------------------------------------
  5.55%, 06/01/04             A+      A1       500        529,300
-----------------------------------------------------------------
                                                        1,648,636
-----------------------------------------------------------------
PENNSYLVANIA-1.43%
Chester Upland School
  Authority; Refunding
  Series 1997 B RB
  4.60%, 09/01/06(b)         AAA     Aaa       505        501,697
-----------------------------------------------------------------
  4.70%, 09/01/07(b)         AAA     Aaa       535        533,299
-----------------------------------------------------------------
Pennsylvania Industrial
  Development Authority;
  Economic Development
  Series 1991 A RB
  6.50%, 01/01/98(e)         NRR     NRR       100        100,663
-----------------------------------------------------------------
  6.50%, 07/01/98(e)         NRR     NRR       150        153,045
-----------------------------------------------------------------
York (City of); Pooled
  Financing RB
  3.50%, 09/01/26(c)(d)       A+      --     1,450      1,450,000
-----------------------------------------------------------------
                                                        2,738,704
-----------------------------------------------------------------
RHODE ISLAND-1.32%
Rhode Island (State of);
  Refunding Series 1992 A
  GO
  6.10%, 06/15/03(b)         AAA     Aaa     1,000      1,078,010
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
RHODE ISLAND-(CONTINUED)
Rhode Island State
  Turnpike and Bridge
  Authority; Refunding
  Series 1997 A RB
  5.00%, 12/01/99              A      --    $1,395   $  1,420,919
-----------------------------------------------------------------
                                                        2,498,929
-----------------------------------------------------------------
SOUTH DAKOTA-1.08%
Rapid City (City of);
  Sales Tax Series 1995 A
  RB
  5.60%, 06/01/05(b)         AAA     Aaa       255        273,159
-----------------------------------------------------------------
South Dakota Health and
  Education Facility
  (McKennan Hospital);
  Refunding Series 1996 RB
  5.40%, 07/01/06(b)         AAA     Aaa     1,680      1,764,622
-----------------------------------------------------------------
                                                        2,037,781
-----------------------------------------------------------------
TENNESSEE-2.73%
Knoxville (City of);
  Refunding Series B GO
  4.85%, 05/01/99             AA     Aa3       700        709,737
-----------------------------------------------------------------
Nashville and Davidson
  (County of) Health and
  Education Facilities
  Board (Meharry Medical
  College); RB
  7.875%, 12/01/04(e)        NRR     Aaa     1,035      1,160,556
-----------------------------------------------------------------
Nashville and Davidson
  (County of) Health and
  Education Facilities
  Board (Multifamily
  Housing Project); Series
  1996 RB
  5.50%, 01/01/07(f)         AAA     NRR     2,700      2,802,762
-----------------------------------------------------------------
Tennessee School Board
  Authority (College and
  University Improvement);
  RB
  5.75%, 05/01/06             AA      A1       550        551,782
-----------------------------------------------------------------
                                                        5,224,837
-----------------------------------------------------------------
TEXAS-10.27%
Alamo Community College
  District; Series 1990 GO
  6.90%, 02/15/00(e)(f)       AA     Aaa       500        531,585
-----------------------------------------------------------------
Austin (City of); Combined
  Utility System Refunding
  Series 1986 RB
  7.20%, 05/15/98(e)         NRR     NRR        25         25,512
-----------------------------------------------------------------
  7.20%, 05/15/98              A       A       175        177,468
-----------------------------------------------------------------
Austin (City of); Utility
  System Series 1998 A RB
  7.50%, 11/15/98              A      A2       750        779,678
-----------------------------------------------------------------
Carrollton (County of)
  Texas Farmers Branch
  Independent School
  District; Public
  Property Financial
  Contractual Obligation
  Series 1997 I GO
  4.40%, 02/15/00             --     Aa2     1,135      1,143,320
-----------------------------------------------------------------
Clint Independent School
  District; Unlimited Tax
  Refunding Series 1991 GO
  6.30%, 03/01/00(b)          --     Aaa       185        191,081
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)
Comal County Industrial
  Development Authority
  (The Coleman Company,
  Inc. Project); Series
  1980 IDR
  9.25%, 08/01/00(e)         NRR     NRR    $  505   $    547,031
-----------------------------------------------------------------
Conroe (City of)
  Independent School
  District; Unlimited
  School Tax GO
  7.375%, 02/01/01(b)        AAA     Aaa       115        126,108
-----------------------------------------------------------------
Dallas (City of);
  Waterwork & Sewer System
  Series A RB
  5.50%, 10/01/05             AA     Aa2     1,000      1,007,500
-----------------------------------------------------------------
Gatesville Independent
  School District;
  Unlimited Tax School
  Building and Refunding
  Series 1995 RB
  5.80%, 02/01/03(b)          --     Aaa       485        518,562
-----------------------------------------------------------------
Harris (County of) (Port
  of Houston Authority);
  RB
  5.75%, 05/01/02              A       A     2,615      2,670,144
-----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Memorial Hospital
  System Project);
  Hospital Series 1992 RB
  6.70%, 06/01/00(e)          A-      A2     1,000      1,064,320
-----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (School Health
  Care System Project);
  Series B RB
  4.00%, 07/01/98             AA     Aa3       840        842,033
-----------------------------------------------------------------
  5.10%, 07/01/06             AA     Aa3     1,000      1,024,010
-----------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 1994
  Certificates of
  Participation
  5.75%, 08/15/01(b)         AAA     Aaa       915        965,746
-----------------------------------------------------------------
Kerrville (City of);
  Electric System
  Refunding Series 1991 RB
  6.375%, 11/01/01(b)        AAA     Aaa       185        199,639
-----------------------------------------------------------------
La Marque Independent
  School District;
  Unlimited Schoolhouse
  Tax Series 1992 GO
  7.50%, 08/15/99(b)         AAA     Aaa       575        611,771
-----------------------------------------------------------------
  7.50%, 08/15/02(b)         AAA     Aaa       750        855,030
-----------------------------------------------------------------
Lubbock Health Facility
  Development Corp.;
  Methodist Hospital
  Refunding Series 1993 B
  5.40%, 12/01/05(b)         AAA     Aaa       500        525,535
-----------------------------------------------------------------
Plano Independent School
  District; GO
  5.80%, 02/15/05(b)         AAA     Aaa     2,025      2,166,892
-----------------------------------------------------------------
San Antonio (City of);
  Electric and Gas System
  Prerefunding Series 1989
  A RB
  7.00%, 02/01/01             --     Aaa       400        420,885
-----------------------------------------------------------------
Tarrant (County of) Health
  Facilities Development
  Corp.; Texas Health
  Resources System Series
  1997 A RB
  5.50%, 02/15/05(b)         AAA     Aaa     1,000      1,053,080
-----------------------------------------------------------------
Temple (City of) (Bell
  County); Refunding
  Series 1992 GO
  5.80%, 02/01/01(b)         AAA     Aaa       250        262,442
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)
Texarkana (City of); Water
  and Sewer Utility
  Improvement Series 1996
  GO
  6.75%, 02/15/98(b)         AAA     Aaa    $  280   $    283,031
-----------------------------------------------------------------
Texas Municipal Power
  Agency; RB
  5.75%, 09/01/02(e)(f)      AAA     Aaa     1,000      1,062,620
-----------------------------------------------------------------
Texas Turnpike Authority
  (Addison Airport Toll
  Tunnel Project); Dallas
  North Tollway Series
  1994 RB
  6.30%, 01/01/05(b)         AAA     Aaa       500        554,420
-----------------------------------------------------------------
University of Texas
  System; General Tuition
  Series 1986 Refunding RB
  7.75%, 08/15/98(e)         AA+     Aa1        10         10,336
-----------------------------------------------------------------
                                                       19,619,779
-----------------------------------------------------------------
UTAH-1.69%
Intermountain Power Agency
  (Utah Power Supply);
  Refunding Series 1997 B
  RB
  6.00%, 07/01/07(b)         AAA     Aaa     1,000      1,105,560
-----------------------------------------------------------------
Salt Lake (City of)
  Municipal Building
  Authority; Series A RB
  6.50%, 10/15/00             A+      A1       570        594,852
-----------------------------------------------------------------
Utah (State of) (Board of
  Water Resources
  Program); Revolving Fund
  Recapitalization Series
  1992 B RB
  6.10%, 04/01/02             AA      --       500        538,325
-----------------------------------------------------------------
Utah Municipal Finance
  Cooperative (Pooled
  Capital Improvement
  Financing Program)
  (University Hospital
  Project); Local
  Government Series August
  1, 1991 RB
  6.50%, 05/15/99            AA-      --       475        493,611
-----------------------------------------------------------------
Utah Water Financing
  Agency; Series A RB
  4.40%, 10/01/99(b)         AAA     Aaa       500        503,410
-----------------------------------------------------------------
                                                        3,235,758
-----------------------------------------------------------------
VIRGINIA-1.32%
Medical College of Hampton
  Roads; General Refunding
  Series 1991 A RB
  6.00%, 11/15/99             A-      --       605        625,932
-----------------------------------------------------------------
Norfolk (City of)
  Redevelopment and
  Housing Authority (State
  Board for Community
  Colleges- Tidewater);
  Educational Facility
  Series 1995 RB
  5.30%, 11/01/04             AA      Aa       535        563,322
-----------------------------------------------------------------
  5.40%, 11/01/05             AA      Aa       500        530,870
-----------------------------------------------------------------
Portsmouth (City of); Port
  Improvement Unlimited
  Tax Refunding GO
  6.40%, 11/01/03            AA-       A       300        327,537
-----------------------------------------------------------------
Portsmouth (City of);
  Public Utility Refunding
  Series 1992 GO
  5.90%, 11/01/01            AA-       A       450        477,683
-----------------------------------------------------------------
                                                        2,525,344
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
WASHINGTON-5.67%
King (County of); Series A
  RB
  5.80%, 01/01/05            AA+     Aa1    $1,000   $  1,080,810
-----------------------------------------------------------------
Seattle (City of) (West
  Seattle Bridge); Limited
  Tax Refunding Series
  1991 GO
  6.40%, 10/01/01            AA+     Aa1       250        269,935
-----------------------------------------------------------------
Seattle (Port of); Series
  1992 A RB
  6.00%, 11/01/01            AA-     A-1       500        532,035
-----------------------------------------------------------------
Snohomish (County of)
  Public Utilities
  District #1; RB
  5.70%, 01/01/06(b)         AAA     Aaa     4,000      4,257,920
-----------------------------------------------------------------
Washington Health Care
  Facility Authority (Our
  Lady of Lourdes Health
  Center); Refunding RB
  7.35%, 12/01/97(d)           A      --       500        502,450
-----------------------------------------------------------------
Washington Public Power
  Supply System (Nuclear
  Electric Project #2);
  Refunding Series 1997 B
  RB
  5.50%, 07/01/05            AA-     Aa1     2,000      2,089,500
-----------------------------------------------------------------
  5.50%, 07/01/06            AA-     Aa1     2,000      2,091,580
-----------------------------------------------------------------
                                                       10,824,230
-----------------------------------------------------------------
WISCONSIN-5.53%
Middleton (City of); GO
  4.00%, 03/01/99             --     Aa2     1,000      1,003,650
-----------------------------------------------------------------

                              RATING(a)      PAR        MARKET
                            S&P   MOODY'S   (000)       VALUE
WISCONSIN-(CONTINUED)
Sturgeon Bay (City of);
  Series 1996 A BAN
  4.30%, 10/01/97             --   MIG-1    $1,000   $  1,000,000
-----------------------------------------------------------------
Sturgeon Bay (City of)
  (Marshfield Clinic);
  Series 1996 A BAN
  5.20%, 02/15/07(b)         AAA     Aaa     3,210      3,310,633
-----------------------------------------------------------------
Wisconsin (State of);
  Series A GO
  5.75%, 05/01/99             AA     Aa2     1,000      1,028,000
-----------------------------------------------------------------
Wisconsin (State of);
  Transportation Series
  1992 B RB
  4.90%, 07/01/99            AA-      A1     2,000      2,030,920
-----------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Aurora Health Care
  Inc.); Series 1997 RB
  6.00%, 08/15/06(b)         AAA     Aaa     2,000      2,186,619
-----------------------------------------------------------------
                                                       10,559,822
-----------------------------------------------------------------
TOTAL INVESTMENTS-104.10%                             198,929,294
-----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(4.10)%                  (7,826,561)
-----------------------------------------------------------------
NET ASSETS-100.00%                                   $191,102,733
-----------------------------------------------------------------

Investment Abbreviations:

BAN - Bond Anticipation Notes
GO  - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
NRR - Not re-rated
PCR  - Pollution Control Revenue Bonds
RB  - Revenue Bonds

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("MOODY'S"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.
(b) Secured by bond insurance.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 09/30/97.
(d) Secured by a letter of credit.
(e) Secured by an escrow fund of U.S. Treasury obligations.
(f) Subject to an outstanding irrevocable call or mandatory put by the issuer. Market value and maturity date reflect such call or put.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1997
(UNAUDITED)

ASSETS:
Investments, at market value (cost
  $193,154,422)                            $  198,929,294
---------------------------------------------------------
Cash                                              193,282
---------------------------------------------------------
Receivables for:
  Capital stock sold                              296,543
---------------------------------------------------------
  Interest                                      2,857,796
---------------------------------------------------------
Investment for deferred compensation plan          14,674
---------------------------------------------------------
Other assets                                       42,508
---------------------------------------------------------
    Total assets                              202,334,097
---------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                        10,404,608
---------------------------------------------------------
  Capital stock reacquired                        307,724
---------------------------------------------------------
  Dividends                                       371,344
---------------------------------------------------------
  Deferred compensation plan                       14,674
---------------------------------------------------------
Accrued advisory fees                              46,889
---------------------------------------------------------
Accrued administrative service fees                 4,436
---------------------------------------------------------
Accrued directors' fees                             2,600
---------------------------------------------------------
Accrued transfer agent fees                         9,493
---------------------------------------------------------
Accrued operating expenses                         69,596
---------------------------------------------------------
    Total liabilities                          11,231,364
---------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING                              $  191,102,733
---------------------------------------------------------
Capital stock, $.001 par value per share:
  Authorized                                1,000,000,000
---------------------------------------------------------
  Outstanding                                  17,428,094
---------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE                                    $        10.97
---------------------------------------------------------
OFFERING PRICE PER SHARE:
  (Net asset value of
  $10.97 divided by 99.00%)                $        11.08
---------------------------------------------------------


STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
(UNAUDITED)

INVESTMENT INCOME:
Interest income                              $ 4,604,618
--------------------------------------------------------
EXPENSES:
Advisory fees                                    276,788
--------------------------------------------------------
Custodian fees                                     5,257
--------------------------------------------------------
Transfer agent fees                               26,541
--------------------------------------------------------
Registration and filing fees                      39,242
--------------------------------------------------------
Administrative service fees                       24,219
--------------------------------------------------------
Directors' fees                                    4,742
--------------------------------------------------------
Other                                             66,703
--------------------------------------------------------
       Total expenses                            443,492
--------------------------------------------------------
Net investment income                          4,161,126
--------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:
Net realized gain (loss) on sales of
  investment securities                          (36,109)
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   4,139,362
--------------------------------------------------------
       Net gain on investment securities       4,103,253
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $ 8,264,379
--------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 AND YEAR ENDED MARCH 31, 1997 (UNAUDITED)

                                                              SEPTEMBER 30,      MARCH 31,
                                                                   1997             1997
OPERATIONS:
  Net investment income                                        $  4,161,126     $  4,272,718
--------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities        (36,109)           7,036
--------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                    4,139,362       (1,085,090)
--------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations       8,264,379        3,194,664
--------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income             (4,313,294)      (4,406,557)
--------------------------------------------------------------------------------------------
Distributions from capital                                               --          (21,485)
--------------------------------------------------------------------------------------------
Net increase from capital stock transactions                     13,809,868       91,508,711
--------------------------------------------------------------------------------------------
       Net increase in net assets                                17,760,953       90,275,333
--------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                           173,341,780       83,066,447
--------------------------------------------------------------------------------------------
  End of period                                                $191,102,733     $173,341,780
--------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Capital (par value and additional paid-in)                   $186,631,413     $172,821,545
--------------------------------------------------------------------------------------------
  Undistributed net investment income                              (163,114)         (10,946)
--------------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                   (1,140,438)      (1,104,329)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                5,774,872        1,635,510
--------------------------------------------------------------------------------------------
                                                               $191,102,733     $173,341,780
--------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1997
(Unaudited)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios; AIM Tax-Free Intermediate Fund (formerly the Intermediate Portfolio), AIM Tax-Exempt Cash Fund and AIM Tax-Exempt Bond Fund of Connecticut. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities, and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM Tax-Free Intermediate Fund (the "Fund"). The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital by investing in high quality, intermediate-term municipal securities having a maturity of ten and one-half years or less.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Company's Board of Directors, provided that securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service represent valuations of the mean between current bid and asked market prices which may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Directors or its designees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in accordance with methods which are specifically authorized by the Board of Directors. Notwithstanding the above, short-term obligations with maturities of sixty days or less are valued at amortized cost.
B. Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gains and losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and original issue discounts, is earned from settlement date and is recorded on the accrual basis.
C. Dividends and Distributions to Shareholders -- It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $1,104,049, which expires, if not previously utilized, in the year 2003. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.30% of the first $500 million of the Fund's average daily net assets, plus 0.25% of the Fund's average daily net assets in excess of $500 million, but not in excess of $1 billion, plus 0.20% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1997, the Fund reimbursed AIM $24,219 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended September 30, 1997, the Fund paid AFS $15,959 for such services.
  Under the terms of a master distribution agreement between the Company and the Fund, A I M Distributors, Inc. ("AIM Distributors") acts as the exclusive distributor of the Fund's shares. AIM Distributors received commissions of $10,141 from sales of capital stock during the six months ended September 30, 1997. Such commissions are not an expense of the Company. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers of AIM, AFS and AIM Distributors.
  During the six months ended September 30, 1997, the Fund paid legal fees of $898 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowings up to the lesser of i) $325,000,000 or ii) the limits set by its prospectus for borrowings. During the six months ended September 30, 1997, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the six months ended September 30, 1997 was $52,804,993 and $13,929,392, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of September 30, 1997 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $5,797,057
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (22,185)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   $5,774,872
---------------------------------------------------------
Investments have the same cost for tax and financial
  statement purposes.

NOTE 6-CAPITAL STOCK

Changes in capital stock outstanding for the six months ended September 30, 1997 and the year ended March 31, 1997 were as follows:

                                                                    SEPTEMBER 30,                 MARCH 31,
                                                                        1997                        1997
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold                                                           2,348,521   $ 25,504,083   11,037,256   $119,260,028
------------------------------------------------------------  ----------   ------------   ----------   ------------
Issued as reinvestment of dividends                              207,279      2,255,997      277,497      2,985,870
------------------------------------------------------------  ----------   ------------   ----------   ------------
Reacquired                                                    (1,282,277)   (13,950,212)  (2,855,695)   (30,737,187)
------------------------------------------------------------  ----------   ------------   ----------   ------------
                                                               1,273,523   $ 13,809,868    8,459,058   $ 91,508,711
                                                              ----------   ------------   ----------   ------------

NOTE 7- FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during the six months ended September 30, 1997 and each of the years in the five-year period ended March 31, 1997.

                                                                                               MARCH 31,
                                                         SEPTEMBER 30,    ----------------------------------------------------
                                                              1997          1997       1996       1995       1994       1993
                                                         --------------   --------    -------    -------    -------    -------
Net asset value, beginning of period                        $  10.73        $10.79     $10.67     $10.62     $10.74     $10.27
-------------------------------------------------------     --------      --------    -------    -------    -------    -------
Income from investment operations:
    Net investment income                                       0.25          0.50       0.52       0.49       0.48       0.53
-------------------------------------------------------     --------      --------    -------    -------    -------    -------
    Net gains (losses) on securities (both realized and
      unrealized)                                               0.25         (0.04)      0.12       0.04      (0.10)      0.47
-------------------------------------------------------     --------      --------    -------    -------    -------    -------
        Total from investment operations                        0.50          0.46       0.64       0.53       0.38       1.00
-------------------------------------------------------     --------      --------    -------    -------    -------    -------
Less distributions:
    Dividends from net investment income                       (0.26)        (0.52)     (0.52)     (0.48)     (0.48)     (0.53)
-------------------------------------------------------     --------      --------    -------    -------    -------    -------
    Distributions from net realized capital gains                 --            --         --         --      (0.02)        --
-------------------------------------------------------     --------      --------    -------    -------    -------    -------
        Total distributions                                    (0.26)        (0.52)     (0.52)     (0.48)     (0.50)     (0.53)
-------------------------------------------------------     --------      --------    -------    -------    -------    -------
Net asset value, end of period                              $  10.97        $10.73     $10.79     $10.67     $10.62     $10.74
-------------------------------------------------------     --------      --------    -------    -------    -------    -------
Total return(a)                                                 4.66%         4.33%      6.06%      5.17%      3.47%     10.01%
-------------------------------------------------------     --------      --------    -------    -------    -------    -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                    $191,103      $173,342    $83,066    $82,355    $99,757    $70,120
-------------------------------------------------------     --------      --------    -------    -------    -------    -------
Ratio of expenses to average net assets                         0.48%(b)      0.56%      0.65%      0.59%      0.61%(c)    0.38%(c)
-------------------------------------------------------     --------      --------    -------    -------    -------    -------
Ratio of net investment income to average net assets            4.51%(b)      4.63%      4.81%      4.65%      4.37%(c)    5.00%(c)
-------------------------------------------------------     --------      --------    -------    -------    -------    -------
Portfolio turnover rate                                            8%           26%        32%        75%        26%        29%
-------------------------------------------------------     --------      --------    -------    -------    -------    -------

(a) Does not deduct sales charges and for periods less than one year, total return is not annualized.
(b) Ratios are annualized and based on average net assets of $184,021,262.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are 0.64% and 0.66% for the period 1994-1993, respectively. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements are 4.35% and 4.71% for the period 1994-1993, respectively.

                                                            Directors & Officers

BOARD OF DIRECTORS                            OFFICERS                                        OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                                11 Greenway Plaza
Chairman                                      Chairman                                        Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President
Director, ACE Limited                                                                         INVESTMENT ADVISOR
Formerly Director, President, and Chief
Executive Officer                             John J. Arthur                                  A I M Advisors, Inc.
COMSAT Corporation                            Senior Vice President and Treasurer             11 Greenway Plaza
                                                                                              Suite 100
Owen Daly II                                  Gary T. Crum                                    Houston, TX 77046
Director                                      Senior Vice President
Cortland Trust Inc.                                                                           TRANSFER AGENT
                                              Carol F. Relihan
Jack Fields                                   Senior Vice President and Secretary             A I M Fund Services, Inc.
Formerly Member of the                                                                        P.O. Box 4739
U.S. House of Representatives                                                                 Houston, TX 77210-4739
                                              Dana R. Sutton
Carl Frischling                               Vice President and Assistant Treasurer          CUSTODIAN
Partner
Kramer, Levin, Naftalis & Frankel             Stuart W. Coco                                  The Bank of New York
                                              Vice President                                  90 Washington Street, 11th Floor
Robert H. Graham                                                                              New York, NY 10286
President and Chief Executive Officer         Melville B. Cox
A I M Management Group Inc.                   Vice President                                  COUNSEL TO THE FUND

John F. Kroeger                               Karen Dunn Kelly                                Ballard Spahr
Formerly Consultant                           Vice President                                  Andrews & Ingersoll
Wendell & Stockel Associates, Inc.                                                            1735 Market Street
                                              P. Michelle Grace                               Philadelphia, PA 19103
Lewis F. Pennock                              Assistant Secretary
Attorney                                                                                      COUNSEL TO THE DIRECTORS
                                              Nancy L. Martin
Ian W. Robinson                               Assistant Secretary                             Kramer, Levin, Naftalis & Frankel
Consultant; Formerly Executive                                                                919 Third Avenue
Vice President and                            Ofelia M. Mayo                                  New York, NY 10022
Chief Financial Officer                       Assistant Secretary
Bell Atlantic Management                                                                      DISTRIBUTOR
Services, Inc.                                Kathleen J. Pflueger
                                              Assistant Secretary                             A I M Distributors, Inc.
Louis S. Sklar                                                                                11 Greenway Plaza
Executive Vice President                      Samuel D. Sirko                                 Suite 100
Hines Interests                               Assistant Secretary                             Houston, TX 77046
Limited Partnership
                                              Stephen I. Winer
                                              Assistant Secretary



                                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                                       AGGRESSIVE GROWTH
                                                                       AIM Aggressive Growth Fund*
                                                                       AIM Capital Development Fund
                                                                       AIM Constellation Fund
                                                                       AIM Global Aggressive Growth Fund

                                                                       GROWTH OF CAPITAL
                                                                       AIM Advisor International Value Fund
                 [PHOTO OF                                             AIM Blue Chip Fund
              11 GREENWAY PLAZA                                        AIM Global Growth Fund
               APPEARS HERE]                                           AIM Growth Fund
                                                                       AIM International Equity Fund
                                                                       AIM Value Fund
                                                                       AIM Weingarten Fund

                                                                       GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH
                                                                       AIM Advisor Flex Fund
                                                                       AIM Advisor Large Cap Value Fund
                                                                       AIM Advisor MultiFlex Fund
                                                                       AIM Advisor Real Estate Fund
                                                                       AIM Balanced Fund
                                                                       AIM Charter Fund
                                                                       AIM Global Utilities Fund

                                                                       HIGH CURRENT INCOME OR CURRENT INCOME
                                                                       AIM High Yield Fund
                                                                       AIM Global Income Fund
                                                                       AIM Income Fund

                                                                       CURRENT TAX-FREE INCOME
                                                                       AIM Municipal Bond Fund
                                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                                       AIM Tax-Free Intermediate Fund

                                                                       CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                                       AIM Intermediate Government Fund
                                                                       AIM Limited Maturity Treasury Shares
                                                                       AIM Money Market Fund
                                                                       AIM Tax-Exempt Cash Fund

A I M Management Group Inc. has provided leadership in the             *AIM Aggressive Growth Fund was closed to new investors on
mutual fund industry since 1976 and managed approximately              June 5, 1997.  For more complete information about any AIM
$82 billion in assets for more than 3.6 million shareholders,          Fund(s), including sales charges and expenses, ask your
including individual investors, corporate clients, and financial       financial consultant or securities dealer for a free
institutions as of September 30, 1997. The AIM Family of               prospectus(es). Please read the prospectus(es) carefully
Funds--Registered Trademark-- is distributed nationwide, and           before you invest or send money.
AIM today ranks among the nation's top 15 mutual fund
companies in assets under management, according to Lipper                             INVEST WITH DISCIPLINE-SM-
Analytical Services, Inc.

[AIM LOGO APPEARS HERE]                                                                        -----------------
                                                                                                  BULK RATE
A I M Distributors, Inc.                                                                         U.S. POSTAGE
11 Greenway Plaza, Suite 100                                                                         PAID
Houston, TX 77046                                                                                 HOUSTON, TX
                                                                                                Permit No. 1919
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